Accounts Receivable, Net	12 Months Ended
Dec. 31, 2016
Receivables [Abstract]
Accounts Receivable, Net
4.	ACCOUNTS RECEIVABLE, NET

Accounts receivable and allowance for doubtful accounts consist of the following:

	December 31,
	2015	2016
	RMB	RMB	US$
Accounts receivable	1,077,771	1,206,436	173,763
Allowance for doubtful accounts	(2,315)	(512)	(74)

Total	1,075,456	1,205,924	173,689

As of December 31, 2015 and 2016, all accounts receivable were due from third party customers.

An analysis of the allowance for doubtful accounts is as follows:

	December 31,
	2015	2016
	RMB	RMB	US$
Beginning balance	335	2,315	333
Additions charged to bad debt expense	2,621	2,792	402
Reversal	(442)	(489)	(70)
Write off	(199)	(4,106)	(591)

Ending balance	2,315	512	74

The Group recognized additions to allowance for doubtful accounts amounting to RMB42, RMB2,179 and RMB2,303 (US$332) within general and administrative expenses, for the years ended December 31, 2014, 2015 and 2016, respectively.